Financial instruments - Classes of financial assets instruments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets [abstract]
Noncurrent Derivative Financial Assets	$ 1,603	$ 1,819
Non-current financial investments	2,841	2,344
Prepayments and financial receivables	912	893
Trade and other receivables	9,425	7,839
Current Derivative Financial Assets	159	492
Current financial investments	8,448	8,211
Cash and cash equivalents	4,390	5,090	$ 8,613	$ 11,085
Total	27,778	26,687
Non-financial assets [member]
Assets [abstract]
Noncurrent Derivative Financial Assets	0	0
Non-current financial investments	0	0
Prepayments and financial receivables	188	185
Trade and other receivables	865	765
Current Derivative Financial Assets	0	0
Current financial investments	0	0
Cash and cash equivalents	0	0
Total	1,053	950
Loans and receivables [member]
Assets [abstract]
Noncurrent Derivative Financial Assets	0	0
Non-current financial investments	47	0
Prepayments and financial receivables	723	707
Trade and other receivables	8,560	7,074
Current Derivative Financial Assets	0	0
Current financial investments	4,085	3,217
Cash and cash equivalents	2,917	2,791
Total	16,332	13,789
Available for sale [member]
Assets [abstract]
Noncurrent Derivative Financial Assets	0	0
Non-current financial investments	397	207
Prepayments and financial receivables	0	0
Trade and other receivables	0	0
Current Derivative Financial Assets	0	0
Current financial investments	0	0
Cash and cash equivalents	0	0
Total	397	207
Fair value through profit or loss, Held for trading [member]
Assets [abstract]
Noncurrent Derivative Financial Assets	1,603	1,819
Non-current financial investments	0	0
Prepayments and financial receivables	0	0
Trade and other receivables	0	0
Current Derivative Financial Assets	159	492
Current financial investments	3,649	4,176
Cash and cash equivalents	1,473	2,299
Total	6,884	8,785
Fair value through profit or loss, Fair value option [member]
Assets [abstract]
Noncurrent Derivative Financial Assets	0	0
Non-current financial investments	2,397	2,137
Prepayments and financial receivables	0	0
Trade and other receivables	0	0
Current Derivative Financial Assets	0	0
Current financial investments	714	818
Cash and cash equivalents	0	0
Total	$ 3,112	$ 2,955